As filed with the Securities and Exchange Commission on November 16, 2010

Securities Act File No. 333-166618

Investment Company Act File No. 811-22412

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒	PRE-EFFECTIVE AMENDMENT NO. 3
☐	POST-EFFECTIVE NO. ______

AND/OR

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒	Amendment No. 3

GOTTEX MULTI-ASSET ENDOWMENT FUND -- II

(Exact name of registrant as specified in Charter)

28 State Street
40th Floor
Boston, MA  02109
(Address of Principal Executive Offices)
(617) 532-0200
Registrant's Telephone Number, including Area Code

William H. Woolverton
General Counsel
Gottex Fund Management Ltd.
28 State Street
40th Floor
Boston, MA  02109
(Name and Address of Agents for Service)

Copy  to:
George M. Silfen, Esq.
Schulte Roth & Zabel LLP
919 Third Avenue
New York, NY 10022

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

If any of the securities being registered on this Form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box  ☒

It is proposed that this filing will become effective when declared effective pursuant to section 8(c).  ☒
If appropriate, check the following box:

☐  This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐  This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement or the same offering is – ______.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES BEING REGISTERED	AMOUNT BEING REGISTERED	PROPOSED MAXIMUM OFFERING PRICE PER SHARE	PROPOSED MAXIMUM AGGREGATE OFFERING PRICE	AMOUNT OF REGISTRATION FEE
Shares of Beneficial Interest	20,000,000 shares*	$10	$200,000,000	$14,260**

*Previously registered.

**Previously paid.

The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Gottex Multi-Asset Endowment Master Fund, as the Master Fund in which the Registrant indirectly invests substantially all of its assets, has also executed this Registration Statement.

EXPLANATORY NOTE

    This Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 (the "Registration Statement") is being filed solely for the purpose of filing an amended Expense Limitation Agreement as Exhibit 25(2)(k)(3) to the Registration Statement.  Accordingly, Parts A and B of Pre-Effective Amendment No. 1 are incorporated in their entirety by reference herein.

PART C – OTHER INFORMATION

Item 25.  Financial Statements and Exhibits

25(1)	Financial Statements:
The financial statements of the Registrant for the period ended November 5, 2010 are included in the Statement of Additional Information, Part B of the Registrant's Registration Statement.
25(2)	Exhibits
	(a)(1)	Certificate of Trust, dated May 3, 2010 is incorporated by reference to Exhibit 25(2)(a)(1) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on May 7, 2010.
	(a)(2)	Agreement and Declaration of Trust is incorporated by reference to Exhibit 25(2)(a)(2) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on May 7, 2010.
	(b)	By-laws of Registrant is incorporated by reference to Exhibit 25(2)(b) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on May 7, 2010.
	(c)	Not Applicable.
	(d)	Incorporated by reference to Exhibits (a)(2) and (b) above.
	(e)	Automatic Dividend Reinvestment Plan of Registrant included in Registrant’s Prospectus.
	(f)	Not Applicable.
(g)
Form of Investment Advisory Agreement between the Registrant and Gottex Fund Management Ltd. (the "Adviser") is incorporated by reference to Exhibit 25(2)(g) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on November 8, 2010.

(h)
Form of Distribution Agreement between the Registrant and Foreside Fund Services LLC (the "Distributor") is incorporated by reference to Exhibit 25(2)(h) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on November 8, 2010.

	(i)	Not Applicable.
(j)(1)
Form of Custodian Services Agreement between the Registrant and UMB Bank, n.a. is incorporated by reference to Exhibit 25(2)(j)(1) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on November 8, 2010.

(j)(2)
Form of Escrow Agreement between the Registrant and UMB Bank, n.a. is incorporated by reference to Exhibit 25(2)(a)(3) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on November 8, 2010.

(k)(1)
Form of Administration, Fund Accounting and Recordkeeping Agreement between the Registrant and UMB Fund Services, Inc. is incorporated by reference to Exhibit 25(2)(a)(3) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on November 8, 2010.

	(k)(2)	Power of Attorney is incorporated by reference to Exhibit 25(2)(k)(2) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on November 8, 2010.
	(k)(3)	Expense Limitation Agreement between the Registrant and the Adviser, filed herewith.
(l)(1)
Opinion and Consent of Schulte Roth & Zabel LLP is incorporated by reference to Exhibit 25(2)(l)(1) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on November 8, 2010.

(l)(2)
Opinion and Consent of Richards, Layton & Finger is incorporated by reference to Exhibit 25(2)(l)(2) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on November 8, 2010.

	(m)	Not Applicable.
	(n)	Consent of Deloitte & Touche, LLP, is incorporated by reference to Exhibit 25(2)(n) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on November 8, 2010.
	(o)	Not Applicable.
	(p)	Consent of Initial Trustee is incorporated by reference to Exhibit 25(2)(p) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on November 8, 2010.
	(q)	Not Applicable.
	(r)(1)	Code of Ethics of the Registrant is incorporated by reference to Exhibit 25(2)(r)(1) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on November 8, 2010.
	(r)(2)	Code of Ethics of the Adviser is incorporated by reference to Exhibit 25(2)(r)(2) of the Registrant's Registration Statement on Form N-2, File No. 333-166619, filed on November 8, 2010.

Item 26.  Marketing Arrangements

Please refer to Item 25(2)(h) above.

Item 27.  Other Expenses of Issuance and Distribution

The following table sets forth the estimated expense, payable by the Registrant in connection with the issuance and distribution of the securities covered by this registration statement.

All Figures are estimates

Blue sky fees and expenses	$ 23,250
Accounting fees and expenses	$ 5,000
Legal fees and expenses	$ 65,800
Printing and engraving	$ 35,000
Miscellaneous	$ 14,260
Total	$143,310

Item 28.  Persons Controlled by or Under Common Control

Upon conclusion of the public offering of the Registrant's shares, it is anticipated that no person will be controlled by or under common control with the Registrant.

Item 29.  Number of Holders of Securities

The following table sets forth the approximate number of record holders of the Registrant's shares as of November 1, 2010:

Title of Class	Number of Record Holders
Shares	1

Item 30.  Indemnification

Reference is made to the provisions of Article VII of the Amended and Restated Declaration of Trust ("Declaration of Trust") and Section 8 of the Distribution Agreement between the Registrant and Foreside Fund Services LLC, respectively, each filed as an exhibit to this Registration Statement.  The   Registrant   hereby   undertakes   that  it  will   apply  the indemnification  provision of the Declaration of Trust in a manner consistent with Release  40-11330 of the Securities and Exchange  Commission (the  "Commission") under the Investment  Company Act of 1940, as amended (the "1940 Act"), so long as the interpretation therein of Sections 17(h) and 17(i) of such Act remains in effect.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Commission that such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Additionally,  pursuant  to the  Distribution  Agreement  between  the Registrant  and the Distribution,  the Distributor will indemnify and hold harmless the  Registrant and each of its managers and officers and each person, if any, who controls the Registrant, against any loss, liability, claim, damage or expense,  as incurred,  arising by reason of any person  acquiring any interests,  which may be based upon the Securities  Act, or on any other statute or at  common  law,  on the  ground  that any  registration  statement  or other offering materials, as from time to time amended and supplemented,  or an annual or interim report to members of the Registrant,  includes an untrue statement of a material fact or omits to state a material fact required to be stated  therein or necessary in order to make the statements therein not misleading, unless such statement  or  omission  was made in  reliance  upon,  and in  conformity  with, iinformation  furnished to the Registrant in connection therewith by or on behalf of the  Distributor,  but only with respect to statements  or omissions  made in reliance upon, and in conformity with,  information  furnished to the Registrant in writing by or on behalf of the  Distributor  for use in  connection  with the registration  statement  or  other  offering  materials,  as from time to time amended, or the annual or interim reports to members.

Item 31.  Business and Other Connections of the Adviser

Gottex Fund Management Ltd. (the "Adviser") is a Delaware corporation and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act").  The Adviser and its affiliates will serve as investment advisers, sub-advisers or general partners to other registered and private investment companies and managed accounts.  The Adviser and its affiliates form part of the "Gottex Group." The Gottex Group provides financial services and currently operates from offices located in Lausanne (Switzerland), London, Boston, New York, Luxembourg, Dubai and Hong Kong. The principal business address of the Adviser is 28 State Street, 40th Floor, Boston, MA  02109, and its telephone number is (617) 532-0200.

Information with respect to each director, manager and executive officer of the Adviser is incorporated by reference to Form ADV filed by the Adviser with the Commission pursuant to the Advisers Act (File no. 801-66129).

Item 32.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

(1)           the Registrant, Gottex Multi-Asset Endowment Master Fund, 28 State Street, 40th Floor, Boston MA, 02109;

(2)           the Administrator, UMB Fund Services, Inc., 803 West Michigan Street, Milwaukee WI, 53233; and

(3)           the Adviser, 28 State Street, 40th Floor, Boston, MA  02109.

Item 33.  Management Services

Except as described under "Management of the Fund" in the Fund's Prospectus included in this Registration Statement or in the SAI under the captions "Investment Advisory and Other Services" and "Management of the Funds," the Registrant is not a party to any management service related contract.

Item 34.  Undertakings

The Registrant undertakes to suspend the offering of its shares until it amends its Prospectus if: (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

The Registrant additionally undertakes, pursuant to Rule 415 under the Securities Act of 1933, as amended (the "1933 Act"), as follows:

(1)            To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(a)           To include any prospectus required by Section 10(a)(3) of the 1933 Act;

(b)           To reflect in the Prospectus any facts or events arising after the effective date of this registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(c)           To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(2)            That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof; and

(3)            To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any statement of additional information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, State of Massachusetts, on the 16th day of November, 2010.

GOTTEX MULTI-ASSET ENDOWMENT FUND -- II By: /s/ William Landes Name: William Landes Title: Trustee
GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
By: /s/ William Landes Name: William Landes Title: Trustee
Pursuant to requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated as trustees and officers of Gottex Multi-Asset Endowment Fund -- II and Gottex Multi-Asset Endowment Master Fund, and on the dates indicated.

	Title	Date
/s/ William J. Landes William J. Landes	President, Principal Executive Officer and Trustee	November 16, 2010
/s/ Jeanne L. Mockard* Jeanne L. Mockard	Trustee	November 16, 2010
/s/ Jonas B. Siegel* Jonas B. Siegel	Trustee	November 16, 2010
/s/ Wade C. Boylan* Wade C. Boylan	Treasurer and Principal Financial Officer	November 16, 2010

*This amendment has been signed by each of the persons so indicated by the undersigned as attorney in fact.

/s/ William J. Landes*
William J. Landes, Attorney-In-Fact

EXHIBIT INDEX

Exhibits	Description

(k)(3)	Expense Limitation Agreement